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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_] Amendment No.: ________________________________

   This Amendment (Check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylock XII GP Limited Liability Company
Address: One Brattle Square, 4th Floor
         Cambridge, MA 02138


Form 13F File Number: 028-14649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Donald A. Sullivan
Title:   Administrative Partner
Phone:   (781) 622-2200


Signature, place and date of signing:

/s/ Donald A. Sullivan    Cambridge, MA    February 13, 2013
-----------------------   --------------   ------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $1,007,429
                                          (in thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.     13F File Number             Name

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
COLUMN 1             COLUMN 2 COLUMN 3   COLUMN 4           COLUMN 5          COLUMN 6 COLUMN 7        COLUMN 8
--------             -------- --------- ---------- -------------------------- -------- -------- ----------------------
                                                                                                   VOTING AUTHORITY
                     TITLE OF             VALUE                          PUT/ INVSTMT   OTHER   ----------------------
ISSUER                CLASS    CUSIP     (x1000)   SH/PRN AMOUNT SH/ PRN CALL DISCRTN    MGRS      SOLE    SHARED NONE
------               -------- --------- ---------- ------------- ------- ---- -------- -------- ---------- ------ ----
FACEBOOK, INC.         COM    3030M102  $  858,253  27,596,582     SH           Sole            27,596,582   0     0
IMPERVA, INC.          COM    45321L100 $   20,463     710,043     SH           Sole               710,043   0     0
PANDORA MEDIA, INC.    COM    698354107 $  104,820   9,643,141     SH           Sole             9,643,141   0     0
ZIPCAR, INC.           COM    98974X103 $   23,893   2,036,931     SH           Sole             2,036,931   0     0
                               Total:   $1,007,429